Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DEUTSCHE VARIABLE SERIES II
Prospectus Date	rr_ProspectusDate	May 01, 2017
Supplement [Text Block]	dvs2_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES

Deutsche Alternative Asset Allocation VIP

The following information replaces similar disclosure contained under "Management process" in the "PRINCIPAL INVESTMENT STRATEGY" section of the summary section and in the "Fund Details" section of the fund's prospectus:

Management process. Portfolio management utilizes a strategic asset allocation process to determine the non-traditional or alternative investment strategies that should be represented in the fund's portfolio. Investment strategies generally will fall into the following categories: Real Assets, Alternative Fixed Income, Alternative Equity, Absolute Return and Opportunistic. Real Asset investments have a tangible or physical aspect such as real estate or commodities. Alternative Fixed Income investments seek to offer exposure to foreign investments, many of which are not denominated in US dollars, and to categories generally not included in investors' allocations. Alternative Equity investments are investments primarily in convertible and preferred instruments that offer equity exposure. Absolute Return investments seek positive returns in all market environments or seek to increase the diversification or liquidity of the fund's portfolio. Opportunistic investments are investments outside the other categories that may be identified by portfolio management as representing an opportunity to utilize a new alternative investment strategy. Portfolio management also utilizes a tactical asset allocation process to adjust allocations in response to short-term market changes.

As of August 31, 2017, the fund's allocation among investment strategies and the underlying funds was:

Real Assets	46.3%
Deutsche Global Inflation Fund	14.4%
Deutsche Enhanced Commodity Strategy Fund	13.0%
Deutsche Global Infrastructure Fund	12.4%
Deutsche Real Estate Securities Fund	5.6%
Deutsche Global Real Estate Securities Fund	0.9%
Alternative Fixed Income	30.5%
Deutsche Emerging Markets Fixed Income Fund	12.7%
Deutsche Floating Rate Fund	9.1%
VanEck Vectors J.P. Morgan Emerging Markets ETF	6.7%
Wisdom Tree Emerging Markets Local Debt ETF	2.0%
Alternative Equity	12.6%
SPDR Bloomberg Barclays Convertible Securities ETF	8.0%
IShares US Preferred Stock ETF	4.6%
Absolute Return	10.6%
Deutsche Central Cash Management Government Fund	8.7%
Powershares DB US Dollar Index	1.9%
Opportunistic	0.0%

The fund's allocations among investment strategies and underlying funds will change over time and there should be no expectation that current or past positions will be maintained in the future.

Deutsche Alternative Asset Allocation VIP
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dvs2_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES

Deutsche Alternative Asset Allocation VIP

The following information replaces similar disclosure contained under "Management process" in the "PRINCIPAL INVESTMENT STRATEGY" section of the summary section and in the "Fund Details" section of the fund's prospectus:

Management process. Portfolio management utilizes a strategic asset allocation process to determine the non-traditional or alternative investment strategies that should be represented in the fund's portfolio. Investment strategies generally will fall into the following categories: Real Assets, Alternative Fixed Income, Alternative Equity, Absolute Return and Opportunistic. Real Asset investments have a tangible or physical aspect such as real estate or commodities. Alternative Fixed Income investments seek to offer exposure to foreign investments, many of which are not denominated in US dollars, and to categories generally not included in investors' allocations. Alternative Equity investments are investments primarily in convertible and preferred instruments that offer equity exposure. Absolute Return investments seek positive returns in all market environments or seek to increase the diversification or liquidity of the fund's portfolio. Opportunistic investments are investments outside the other categories that may be identified by portfolio management as representing an opportunity to utilize a new alternative investment strategy. Portfolio management also utilizes a tactical asset allocation process to adjust allocations in response to short-term market changes.

As of August 31, 2017, the fund's allocation among investment strategies and the underlying funds was:

Real Assets	46.3%
Deutsche Global Inflation Fund	14.4%
Deutsche Enhanced Commodity Strategy Fund	13.0%
Deutsche Global Infrastructure Fund	12.4%
Deutsche Real Estate Securities Fund	5.6%
Deutsche Global Real Estate Securities Fund	0.9%
Alternative Fixed Income	30.5%
Deutsche Emerging Markets Fixed Income Fund	12.7%
Deutsche Floating Rate Fund	9.1%
VanEck Vectors J.P. Morgan Emerging Markets ETF	6.7%
Wisdom Tree Emerging Markets Local Debt ETF	2.0%
Alternative Equity	12.6%
SPDR Bloomberg Barclays Convertible Securities ETF	8.0%
IShares US Preferred Stock ETF	4.6%
Absolute Return	10.6%
Deutsche Central Cash Management Government Fund	8.7%
Powershares DB US Dollar Index	1.9%
Opportunistic	0.0%

The fund's allocations among investment strategies and underlying funds will change over time and there should be no expectation that current or past positions will be maintained in the future.

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Management process. Portfolio management utilizes a strategic asset allocation process to determine the non-traditional or alternative investment strategies that should be represented in the fund's portfolio. Investment strategies generally will fall into the following categories: Real Assets, Alternative Fixed Income, Alternative Equity, Absolute Return and Opportunistic. Real Asset investments have a tangible or physical aspect such as real estate or commodities. Alternative Fixed Income investments seek to offer exposure to foreign investments, many of which are not denominated in US dollars, and to categories generally not included in investors' allocations. Alternative Equity investments are investments primarily in convertible and preferred instruments that offer equity exposure. Absolute Return investments seek positive returns in all market environments or seek to increase the diversification or liquidity of the fund's portfolio. Opportunistic investments are investments outside the other categories that may be identified by portfolio management as representing an opportunity to utilize a new alternative investment strategy. Portfolio management also utilizes a tactical asset allocation process to adjust allocations in response to short-term market changes.

As of August 31, 2017, the fund's allocation among investment strategies and the underlying funds was:

Real Assets	46.3%
Deutsche Global Inflation Fund	14.4%
Deutsche Enhanced Commodity Strategy Fund	13.0%
Deutsche Global Infrastructure Fund	12.4%
Deutsche Real Estate Securities Fund	5.6%
Deutsche Global Real Estate Securities Fund	0.9%
Alternative Fixed Income	30.5%
Deutsche Emerging Markets Fixed Income Fund	12.7%
Deutsche Floating Rate Fund	9.1%
VanEck Vectors J.P. Morgan Emerging Markets ETF	6.7%
Wisdom Tree Emerging Markets Local Debt ETF	2.0%
Alternative Equity	12.6%
SPDR Bloomberg Barclays Convertible Securities ETF	8.0%
IShares US Preferred Stock ETF	4.6%
Absolute Return	10.6%
Deutsche Central Cash Management Government Fund	8.7%
Powershares DB US Dollar Index	1.9%
Opportunistic	0.0%

The fund's allocations among investment strategies and underlying funds will change over time and there should be no expectation that current or past positions will be maintained in the future.